Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net loss	$ (21,788)	$ (2,313)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	12,457	12,700
Stock-based compensation	4,907	4,229
Foreign currency transaction loss (gain)	3,428	(210)
Deferred income taxes	(409)	(685)
Share in (profits) losses of associated companies	838	(1,423)
Other non-cash items, net	201	1,018
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	16,541	9,124
Inventories	(5,659)	(9,598)
Net investment in sales-type leases	400	1,052
Other current assets and prepaid expenses	3,119	(2,133)
Other non-current assets	902	(219)
Accounts payable	(3,086)	(2,805)
Other current liabilities	9,047	(5,172)
Deferred revenues	(2,154)	(781)
Other non-current liabilities	(7,470)	1,820
Net cash provided by operating activities	11,274	4,604
Cash flows from investing activities
Purchase of property and equipment	(6,291)	(6,114)
Net proceeds from divestitures of subsidiaries and associated companies	1,000
Investment in unconsolidated entities		(310)
Proceeds from sale of plant and property		118
Purchase of intangible assets	(413)
Other investing activities	206	577
Net cash used in investing activities	(5,498)	(5,729)
Cash flows from financing activities
Repayment of debt		(27,293)
Proceeds from exercise of stock options	30	2,222
Net cash used in financing activities	30	(25,071)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,116)	878
Net change in cash, cash equivalents and restricted cash	3,690	(25,318)
Cash, cash equivalents and restricted cash, beginning of period	293,597	393,734
Cash, cash equivalents and restricted cash, end of period	297,287	368,416
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	832	1,028
Transfer of fixed assets to inventory	$ 5	$ 97